Parent-Only Financial Statements, Parent-Only Statement of Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and dividend income
Other interest income		$ 954	$ 5,128	$ 4,358
Noninterest income
Other income	[1]	2,044	5,760	5,386
Interest expense
Short-term borrowings		250	2,316	1,717
Long-term debt		4,471	7,350	6,703
Other		438	551	610
Noninterest expense
Noninterest expense	[2]	57,630	58,178	56,126
Income before income tax benefit and equity in undistributed income of subsidiaries		581	24,198	28,538
Income tax benefit		(3,005)	4,157	5,662
Wells Fargo net income		3,301	19,549	22,393
Parent Company [Member]
Interest and dividend income
Other interest income		3	43	49
Noninterest income
Other income		(231)	(162)	(424)
Total income		43,645	25,167	25,350
Interest expense
Short-term borrowings		0	0	2
Long-term debt		3,591	4,931	4,541
Other		0	2	3
Noninterest expense
Noninterest expense		794	1,327	286
Total expense		4,540	6,924	5,476
Income before income tax benefit and equity in undistributed income of subsidiaries		39,105	18,243	19,874
Income tax benefit		(1,694)	(945)	(544)
Equity in undistributed income of subsidiaries		(37,498)	361	1,975
Wells Fargo net income		3,301	19,549	22,393
Parent Company [Member] | Subsidiary entity [Member]
Interest and dividend income
Dividends from subsidiaries	[3]	42,578	21,930	22,427
Interest income from subsidiaries		1,295	3,356	3,298
Interest expense
Indebtedness to nonbank subsidiaries		155	664	644
Parent Company [Member] | Subsidiary entity [Member] | Banking [Member]
Interest and dividend income
Dividends from subsidiaries		$ 1,800	$ 21,800	$ 20,800

[1]	In 2020, service charges on deposit accounts service charges on deposit accounts, cash network fees, wire transfer and other remittance fees, certain other fees, and certain fees associated with lending activities were combined into a single line item for deposit and lending-related fees; insurance income, lease income and certain other fees were reclassified to other noninterest income; and net gains from trading activities, net gains on debt securities, and net gains from equity securities were combined into a single line for net gains on trading and securities. Prior period balances have been revised to conform with the current period presentation.
[2]	In 2020, personnel-related expenses were combined into a single line item, expenses for outside professional services, contract services, and outside data processing were combined into a single line item for professional and outside services expense; expenses for technology and equipment and telecommunications were combined into a single line item for technology, telecommunications and equipment expense; and certain other expenses were reclassified to other noninterest expense. Prior period balances have been revised to conform with the current period presentation.
[3]	(1) Includes dividends paid from indirect bank subsidiaries of $1.8 billion, $21.8 billion and $20.8 billion in 2020, 2019 and 2018, respectively.